Consolidated Statements of Operations ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 97,366	$ 14,117	¥ 299,296	¥ 215,750
Cost of revenues	(39,410)	(5,714)	(137,503)	(114,343)
Gross profit	57,956	8,403	161,793	101,407
Operating expenses:
Sales and marketing expenses	(50,180)	(7,275)	(231,855)	(278,943)
Research and development expenses	(59,014)	(8,556)	(74,376)	(56,054)
General and administrative expenses	(47,744)	(6,922)	(120,654)	(67,928)
Total operating expenses	(156,938)	(22,753)	(426,885)	(402,925)
Loss from operations	(98,982)	(14,350)	(265,092)	(301,518)
Interest income, net	900	130	2,988	19,764
Other income (expenses), net	244	35	(7,342)	479
Fair value change of investments and derivatives			5,205	3,696
Loss before provision for income tax	(97,838)	(14,185)	(264,241)	(277,579)
Income tax expenses				(2,883)
Net loss from continuing operations	(97,838)	(14,185)	(264,241)	(280,462)
Net (loss) income from discontinued operations	467,510	67,783	(912,879)	(731,884)
Net gain from disposal of discontinue operations	355,278	51,510
Net (loss) income related to discontinued operations	822,788	119,293	(912,879)	(731,884)
Net (loss) income	724,950	105,108	(1,177,120)	(1,012,346)
Deemed dividend				(101,795)
Accretion of convertible redeemable preferred shares and redeemable ordinary shares			(2,217,489)	(837,856)
Net (loss) income available to ordinary shareholders of Zhangmen Education Inc.	¥ 724,950	$ 105,108	¥ (3,394,609)	¥ (1,951,997)
Net (loss) earnings per share
Net (loss) earnings per ordinary share - Basic and diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.52	$ 0.07	¥ (3.66)	¥ (6.39)
Net loss per ordinary share from continuing operations - Basic and diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	(0.07)	(0.01)	(2.68)	(3.99)
Net (loss) earnings per ordinary share from discontinued operations - Basic and diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.59	$ 0.08	¥ (0.98)	¥ (2.4)
Weighted average number of shares used in calculating net (loss) earnings per ordinary share
Basic and diluted (in Shares)	1,403,828,191	1,403,828,191	926,932,705	305,651,877